THE SARATOGA ADVANTAGE TRUST

Mid Capitalization Portfolio

CLASS I SHARES (Ticker: SMIPX)

CLASS A SHARES (Ticker: SPMAX)

CLASS C SHARES (Ticker: SPMCX)

Incorporated herein by reference is the definitive version of the Prospectus supplements for the above-referenced Portfolios filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on April 25, 2019 (SEC Accession No. 0001580642-19-002091).